PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 2,605
Balance at end of year	2,505	$ 2,605
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,013	3,863	$ 1,652
Additions during year	338	150	2,614
Deletions during year			(403)
Balance at end of year	4,351	4,013	3,863
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	198	198	233
Additions during year	2		177
Deletions during year			(212)
Balance at end of year	200	198	198
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	489	446	389
Additions during year	266	43	78
Deletions during year			(21)
Balance at end of year	755	489	446
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,298	1,194	626
Additions during year	70	104	568
Deletions during year
Balance at end of year	1,368	1,298	1,194
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,028	2,025	404
Additions during year		3	1,791
Deletions during year			(170)
Balance at end of year	2,028	2,028	2,025
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,408	954	931
Additions during year	438	454	426
Deletions during year			(403)
Balance at end of year	1,846	1,408	954
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	25	13	105
Additions during year	35	12	120
Deletions during year			(212)
Balance at end of year	60	25	13
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	408	355	334
Additions during year	30	53	42
Deletions during year			(21)
Balance at end of year	438	408	355
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	670	482	328
Additions during year	159	188	154
Deletions during year
Balance at end of year	829	670	482
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	305	104	164
Additions during year	214	201	110
Deletions during year			(170)
Balance at end of year	519	305	104
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,605	2,909	721
Balance at end of year	2,505	2,605	2,909
Net book value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	173	185	128
Balance at end of year	140	173	185
Net book value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	81	91	55
Balance at end of year	317	81	91
Net book value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	628	712	298
Balance at end of year	539	628	712
Net book value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,723	1,921	240
Balance at end of year	$ 1,509	$ 1,723	$ 1,921